Employee Benefit Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan Contribution	$ 800,000	$ 900,000	$ 1,100,000
Discretionary profit-sharing contributions	$ 0	$ 0